EMPLOYEE BENEFIT PLANS	9 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 13 — EMPLOYEE BENEFIT PLANS
Components of Net Periodic Benefit Cost (Income)
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024

	(U.S. Dollars in thousands)
Service cost	$47	$51	$1,015	$1,120	$—	$—
Interest cost	1,961	2,099	3,079	2,964	176	178
Expected return on plan assets	(2,705)	(2,998)	(2,110)	(2,082)	—	—
Amortization of:
Net (gain) loss	(18)	(16)	13	(334)	59	16
Prior service benefit	—	—	(153)	(164)	—	—
Curtailments, settlements and terminations, net	—	—	303	71	—	—
Foreign exchange impact and other	—	2	—	(11)	—	—
Net periodic pension (income) cost	$(715)	$(862)	$2,147	$1,564	$235	$194

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024

	(U.S. Dollars in thousands)
Service cost	$140	$154	$3,045	$3,359	$—	$—
Interest cost	5,884	6,296	9,237	8,892	528	535
Expected return on plan assets	(8,116)	(8,993)	(6,330)	(6,245)	—	—
Amortization of:
Net (gain) loss	(55)	(48)	39	(1,001)	178	48
Prior service benefit	—	—	(458)	(491)	—	—
Curtailments, settlements and terminations, net	—	—	444	(551)	—	—
Foreign exchange impact and other	—	—	—	27	—	—
Net periodic pension (income) cost	$(2,147)	$(2,591)	$5,977	$3,990	$706	$583
The Company classifies the non-service components of net periodic pension cost (income) within other income (expense), net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net (gain) loss and prior service benefit and other curtailment, settlement or termination costs.